Revenue	12 Months Ended
Aug. 31, 2025
Revenue Recognition and Deferred Revenue [Abstract]
Revenue

16. Revenue

	Year ended
	August 31, 2025	August 31, 2024
	$	$
Gross billing	17,431,300	16,264,172
Commission expense	15,826,657	14,895,885
Revenue	1,604,644	1,368,287

Subscription revenue	750,042	738,697
Insurance	197,852	-
Sponsorship revenue	220,923	107,741
Underwriting revenue	125,828	153,757
Other revenue	87,535	320,505
Total revenue	2,986,823	2,688,987

The Company generates revenue primarily from mortgage brokerage activities, subscription fees, underwriting services, and ancillary technology-enabled services. Revenue is disaggregated by geographic region based on the location of the customer.

For the fiscal years ended August 31, 2025 and August 31, 2024, all revenue was earned in Canada, as the Company operates exclusively within the Canadian mortgage market and has no foreign revenue-generating operations.